Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Information
Schedule of the Company's operating segment results

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Facility-Based Physician Services
Net revenue	$605,105	$485,936	$1,729,158	$1,403,792
Segment Adjusted EBITDA	82,032	68,750	218,767	189,231
Medical Transportation Services
Net revenue	350,783	334,875	1,014,309	1,024,411
Segment Adjusted EBITDA	39,623	34,690	109,843	102,105
Total
Total net revenue	955,888	820,811	2,743,467	2,428,203
Total Segment Adjusted EBITDA	121,655	103,440	328,610	291,336
Other operating income (expenses)	15	—	(73)	—

Total Adjusted EBITDA	121,670	103,440	328,537	291,336
Reconciliation of Adjusted EBITDA to Net Income
Adjusted EBITDA	$121,670	$103,440	$328,537	$291,336
Depreciation and amortization expense	(35,175)	(30,592)	(104,552)	(91,844)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Equity-based compensation expense	(1,062)	(1,062)	(3,186)	(3,186)
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Interest expense	(46,772)	(41,322)	(148,526)	(126,288)
Realized gain on investments	158	5	276	366
Interest and other (expense) income	(52)	937	(13,022)	1,340
Loss on early debt extinguishment	(29,519)	(1,561)	(29,641)	(6,733)
Income tax benefit (expense)	4,949	(11,448)	(3,932)	(21,952)
Equity in earnings of unconsolidated subsidiary	68	90	230	304

Net (loss) income	$(7,663)	$15,209	$(1,913)	$28,842

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Facility-Based Physician Services
Net revenue	$1,915,148	$1,025,003	$642,059	$1,478,462
Income from operations	199,300	103,532	60,710	166,925
Segment Adjusted EBITDA	260,657	141,374	77,686	192,426
Goodwill	1,555,924	1,622,309	—	249,278
Intangible Assets, net	407,184	398,284	—	142,618
Total identifiable assets	2,468,605	2,459,724	—	678,901
Capital expenditures	$12,229	$1,512	$1,543	$2,443
Medical Transportation Services
Net revenue	$1,384,973	$860,808	$579,731	$1,380,860
Income from operations	57,641	24,400	24,770	79,058
Segment Adjusted EBITDA	143,994	73,415	52,896	129,693
Goodwill	857,708	530,705	—	178,127
Intangible Assets, net	157,034	165,943	—	37,756
Total identifiable assets	1,544,908	1,318,772	—	784,454
Capital expenditures	$42,688	$42,711	$15,946	$43,928
Segment Totals
Net revenue	$3,300,121	$1,885,811	$1,221,790	$2,859,322
Income from operations	256,941	127,932	85,480	245,983
Segment Adjusted EBITDA	404,651	214,789	130,582	322,119
Goodwill	2,413,632	2,153,014	—	427,405
Intangible Assets, net	564,218	564,227	—	180,374
Total identifiable assets	4,013,513	3,778,496	—	1,463,355
Capital expenditures	$54,917	$44,223	$17,489	$46,371

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Reconciliation of Segment Adjusted EBITDA to Net Income
Segment Adjusted EBITDA	$404,651	$214,789	$130,582	$322,119
Corporate selling, general and administrative expenses	(199)	—	—	—
Depreciation and amortization expense	(123,751)	(71,312)	(28,467)	(65,332)
Restructuring charges	(14,086)	(6,483)	—	—
Equity-based compensation expense	(4,248)	(4,098)	(15,112)	(6,699)
Related party management fees	(5,000)	(3,014)	(399)	(1,000)
Interest expense	(182,607)	(104,701)	(7,886)	(22,912)
Realized gain (loss) on investments	394	41	(9)	2,450
Interest and other income (expense)	1,422	(3,151)	(28,873)	968
Loss on early debt extinguishment	(8,307)	—	(10,069)	(19,091)
Income tax expense	(27,463)	(9,328)	(19,242)	(79,126)
Equity in earnings of unconsolidated subsidiary	379	276	143	347

Net income	$41,185	$13,019	$20,668	$131,724

Schedule of reconciliation of Segment Adjusted EBITDA to cash flows provided by operating activities

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Adjusted EBITDA	$121,670	$103,440	$328,537	$291,336
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Interest expense (less deferred loan fee amortization)	(42,239)	(37,328)	(134,393)	(113,923)
Payment of dissenting shareholder settlement	—	—	(13,717)	—
Change in accounts receivable	(71,543)	(25,547)	(126,506)	(68,376)
Change in other operating assets/liabilities	40,688	36,606	14,829	51,474
Excess tax benefits from equity-based compensation	—	—	(3,168)	—
Interest and other income (expense)	(52)	937	(13,022)	1,340
Income tax benefit, net of change in deferred taxes	5,037	31,491	387	21,194
Other	89	(205)	775	703

Cash flows provided by operating activities	$31,722	$106,116	$25,625	$169,247

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Segment Adjusted EBITDA	$404,651	$214,789	$130,582	$322,119
Corporate selling, general and administrative expenses	(199)	—	—	—
Related party management fees	(5,000)	(3,014)	(399)	(1,000)
Restructuring charges	(14,086)	(6,483)	—	—
Interest expense (less deferred loan fee amortization)	(165,200)	(94,470)	(6,556)	(20,428)
Change in accounts receivable	(81,857)	(4,730)	(10,149)	(22,241)
Change in other operating assets/liabilities	72,514	25,146	14,234	(825)
Excess tax benefits from stock-based compensation	(873)	—	(12,427)	(15,660)
Interest and other income (expense)	1,422	(3,151)	(28,873)	968
Income tax expense, net of change in deferred taxes	4,469	(13,459)	(18,897)	(80,305)
Other	594	193	460	2,916

Cash flows provided by operating activities	$216,435	$114,821	$67,975	$185,544

Schedule of reconciliation of segment assets to total assets

 A reconciliation of segment assets to total assets and segment capital expenditures to total capital expenditures is as follows as of December 31:

	2012	2011
Segment total identifiable assets	$4,013,513	$3,778,496
Corporate cash	(4,110)	99,703
Corporate goodwill	—	115,129
Other corporate assets	27,430	19,780

Total identifiable assets	$4,036,833	$4,013,108

Schedule of reconciliation of segment capital expenditures to total capital expenditures

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Segment total capital expenditures	$54,917	$44,223	$17,489	$46,371
Corporate capital expenditures	5,298	2,128	1,007	2,750

Total capital expenditures	$60,215	$46,351	$18,496	$49,121